SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of Property and Equipment Annual Depreciation Rates

%

Computers, peripheral equipment and software	15 - 33 (mainly 33)
Office furniture and equipment	6 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Disaggregated Revenues by Major Product Line
	Year ended December 31,
	2024	2023

Products	$46,275	$50,703
Services	100,355	95,816
Subscriptions	128,250	114,773

	$274,880	$261,292

Restricted Stock Units (RSUs) [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2024	2023	2022

Risk free interest rate	3.88%-4.02%	4.06%-4.16%	2.74%-2.75%
Dividend yields	0%	0%	0%
Expected volatility	32.02%- 35.35%	29.83%- 35.23%	27.54%- 32.88%
Weighted-average expected term from grant date (in years)	3-5.16	3-5.16	2.43-5.17

Employee Stock Option [Member]
Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options
	Year ended December 31,
	2024	2023	2022

Risk free interest rate	3.89%	4.87%	2.72%
Dividend yields	0%	0%	0%
Expected volatility	37%	34%	31%
Weighted-average expected term from grant date (in years)	3.41	3.39	3.41